Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
The Plan has categorized its financial instruments into a three-level fair value hierarchy, based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under U.S. GAAP are described as follows:

•    Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

•    Level 2: Inputs to the valuation methodology include the following:
◦ quoted prices for similar assets or liabilities in active markets;
◦    quoted prices for identical or similar assets or liabilities in inactive markets;
◦    inputs other than quoted prices that are observable for the asset or liability;
◦    inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

•    Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. There were no changes in the methodologies used at December 31, 2025 and 2024, nor were there any transfers between levels for the years ended
December 31, 2025 and 2024. The following is a description of the valuation methodologies used for assets measured at fair value.

•Common stocks: Valued at the closing price reported on the active market on which the individual securities are traded.
•Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
•Brokerage securities: Brokerage securities are composed of cash, common stocks, and mutual funds, which are valued at the closing price reported on the active market on which the securities are traded or the daily closing price as reported by the fund.
•Common collective trust funds: Common collective trust funds are composed primarily of fully benefit-responsive investment contracts that are valued at the NAV of units of the common collective trust. The NAV is readily available and used to estimate fair value. Participant transactions (purchases and sales) may occur immediately. If the Plan initiates a full redemption of the collective trust, no notice to the issuer is required.

The table below presents by level within the fair value hierarchy a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Level 1	Level 2	Level 3	Total
2025:
IDACORP Common Stock	$82,837,447	$—	$—	$82,837,447
Mutual Funds	837,945,117	—	—	837,945,117
Brokerage Securities	30,023,681	—	—	30,023,681
Common Collective Trust, Money Market	—	51,624,078	—	51,624,078
Total investments, at fair value	$950,806,245	$51,624,078	$—	$1,002,430,323

2024:
IDACORP Common Stock	$74,523,463	$—	$—	$74,523,463
Mutual Funds	733,238,265	—	—	733,238,265
Brokerage Securities	24,374,986	—	—	24,374,986
Common Collective Trust, Money Market	—	50,010,366	—	50,010,366
Total investments, at fair value	$832,136,714	$50,010,366	$—	$882,147,080